INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	(U.S. $ in thousands)
Deferred tax assets:
Tax loss carryforwards	$17,543	$26,588
Research and development	7,132	7,796
Deferred revenue	1,480	1,562
Employee and payroll accrued expenses	1,335	1,485
Share-based compensation	389	1,174
Operating lease liability	4,947	4,446
Issuance expense	982	-
Other	89	104
Total deferred tax assets	33,897	43,155
Deferred tax liabilities:
Property and equipment, net	(289)	(292)
Deferred costs	(1,629)	(2,231)
Operating lease right-of-use asset	(4,212)	(3,390)
Total deferred tax liabilities	(6,130)	(5,913)

Total deferred tax assets, net	$27,767	$37,242

Less valuation allowance for deferred tax assets	(26,421)	(34,709)

Deferred tax assets	$1,346	$2,533

Schedule of Valuation Allowance Activity on Deferred Tax Asset

A summary of the Company’s valuation allowance activity on deferred tax assets was as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Beginning balance	$8,762	$15,390	$26,421
Additions charged to income tax expense	6,628	11,031	8,288
Ending balance	$15,390	$26,421	$34,709

Schedule of Loss (Income) Before Taxes on Income

Loss (Income) before taxes on income for the years ended December 31, 2019, 2020 and 2021 were as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Israeli	29,560	$36,347	$39,904
Non-Israeli	(2,452)	(2,536)	(2,471)
	27,108	$33,811	$37,433

Schedule of Taxes on Income

The components of taxes on income for the years ended December 31, 2019, 2020 and 2021 were as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Current
Israeli	164	$336	$385
Non-Israeli	1,817	946	295
	1,981	1,282	680
Deferred
Israeli	-	-	-
Non-Israeli	(970)	313	(1,187)
	(970)	313	(1,187)
Total taxes on income	1,011	$1,595	$(507)

Schedule of Reconciliation Theoretical Tax Benefit and Actual Taxes on Income

A reconciliation of the theoretical tax benefit and actual taxes on income for the years ended December 31, 2019, 2020 and 2021 is set forth below:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Loss before taxes on income	27,108	$33,811	$37,433
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	6,235	7,777	8,610
Increase in income tax expense resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(157)	(128)	(58)
Operating losses and other temporary differences for which valuation allowance was provided	(4,972)	(5,784)	(6,838)
Permanent differences	(2,162)	(3,017)	(1,132)
Uncertain tax position	(158)	(336)	(385)
Other	203	(107)	310
Actual taxes on income	(1,011)	$(1,595)	$507

Schedule of Reserve Provisions and Changes

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

	Year ended December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Balance at beginning of year	512	$670	$1,006
Additions for tax positions related to the current year	158	336	385
Balance at end of year	670	$1,006	$1,391